Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Lease facilities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization period right-of-use assets	2 years
Lease facilities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization period right-of-use assets	3 years
Motor vehicles [Member]
IfrsStatementLineItems [Line Items]
Amortization period right-of-use assets	3 years